RESTRICTED NET ASSETS (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Percentage of registered capital reached to discontinue allocation to general reserve fund	50.00%
General reserve fund	3,665,186	20,124,682
Restricted net assets	93,373,296	205,806,689